Investment Strategy - Defiance MANGOS ETF	Sep. 04, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing, directly or indirectly, in a portfolio of companies that are widely recognized as leaders in artificial intelligence (“AI”), cloud computing, digital advertising, consumer technology, and next-generation innovation, commonly referred to as the “MANGOS” companies. In managing the Fund, Tidal Investments LLC (the “Adviser”) uses the BITA MANGOS Select Index (the “Index”), a data-driven index that is owned, calculated, administered, and disseminated by BITA GmbH (“Index Provider”), as a framework for identifying investment opportunities and evaluating the Fund’s exposure to leaders in artificial intelligence (“AI”), cloud computing, digital advertising, consumer technology, and next-generation innovation.

The Index is designed to provide targeted exposure to companies that occupy strategically important positions across the AI ecosystem, including AI compute infrastructure, frontier AI models, hyperscale cloud platforms, consumer AI applications, digital advertising platforms, and emerging physical AI systems. The Index consists of six core constituents, which are the “MANGOS” companies: Meta Platforms, Inc. (“Meta”), Anthropic PBC (or its publicly traded successor) (“Anthropic”), NVIDIA Corporation (“NVIDIA”), Alphabet Inc. (“Google”), OpenAI Holdings (or its publicly traded successor) (“OpenAI”), and Space Exploration Technologies Corp. (“SpaceX”).

The Fund’s strategy is implemented through two separate sleeves;

(i)	Private Company Sleeve. The Adviser may allocate up to 15% of the Fund’s net assets to privately held MANGOS companies, including through direct investments in private-company securities or through passive, non-controlling interests in unaffiliated special purpose vehicles (“SPVs”) which are not represented in the Index. The Adviser determines whether to make such private investments and the amount allocated to each such investment, subject to the Fund’s applicable investment limitations
(ii)	Public Company Sleeve. The remainder of the Fund’s assets generally comprise a public-company sleeve invested in the publicly traded MANGOS companies that are constituents of the Index. The public-company sleeve generally is equally weighted consistent with the Index methodology; however, the Adviser determines whether exposure to each public company is obtained directly through equity securities or synthetically through options or swaps based on factors such as liquidity, transaction costs, tax efficiency and counterparty availability, and may adjust implementation and position sizes more frequently than the Index’s quarterly reconstitution schedule in response to new information or changing market conditions.

The Fund does not seek to track the Index. The Index serves solely as a portfolio-construction framework for the Fund’s publicly traded MANGOS investments.

The Fund currently expects its initial public-company sleeve to be approximately equally weighted among the publicly traded MANGOS companies included in the Index. The Fund’s allocation to Anthropic and OpenAI depends on the Adviser’s determination that such investments are appropriate for the Fund.

The Adviser exercises investment discretion in constructing the Fund’s portfolio and determining the Fund’s exposures. For example, the Adviser: (i) determines whether it is more advantageous for the Fund to obtain exposure to a particular company directly through ownership of securities or indirectly through derivatives; (ii) may adjust portfolio holdings and position sizes more frequently than the Index is rebalanced; and (iii) may invest in securities and other investments that are not included in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasury securities.

While the Index serves as the primary reference point for the Fund’s portfolio construction and identification of investment opportunities within the AI ecosystem, the Adviser actively manages the Fund and expects the Fund’s holdings and weightings to differ from those of the Index on an ongoing basis. The Adviser may increase or decrease exposure to Index constituents, purchase securities that are not included in the Index, reduce or eliminate exposure to companies included in the Index, or otherwise reposition the portfolio based on its assessment of market conditions, company-specific developments, valuation considerations, regulatory developments, or other factors.

Generally, the Adviser will use the Index’s methodology and constituent selection criteria as a guide in evaluating existing and prospective investments. However, if the Adviser receives new information regarding a current or prospective investment after the Index’s most recent rebalancing, the Adviser may adjust the Fund’s portfolio before the next Index rebalancing. For example, the Adviser may identify changes in a company’s business prospects, competitive position, valuation, or strategic importance within the AI ecosystem and may increase, reduce, or eliminate the Fund’s exposure accordingly. As a result, there may be times when the Fund’s holdings and performance differ significantly from those of the Index.

The Fund may invest a portion of its assets in equity securities of private companies that are not represented in the Index but that the Adviser believes are positioned to benefit from, contribute to, or participate in the growth of the AI ecosystem. Such investments may include late-stage private companies that are preparing for a public offering, as well as earlier-stage private companies that the Adviser believes have significant long-term growth potential. The Fund may invest up to 15% of its net assets in privately issued securities.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in investments that provide economic exposure to the companies represented by the MANGOS acronym. The MANGOS acronym includes: Meta Platforms, Inc., Anthropic PBC, NVIDIA Corporation, Alphabet Inc./Google, OpenAI Group PBC and Space Exploration Technologies Corp. (“SpaceX”). Qualifying investments may include direct equity securities, options and swaps that provide economic exposure to publicly traded MANGOS companies and direct private securities and SPV interests that provide economic exposure to a privately held MANGOS company.

The Fund may invest up to 20% of its net assets in securities and other investments that do not satisfy the Fund’s 80% investment policy. These investments may include equity securities, depositary receipts, private company investments, cash and cash equivalents (including money market funds), and other investments that the Adviser believes will help the Fund achieve its investment objective.

The Fund may invest in small-, medium-, and large-capitalization companies. The Fund may invest in U.S. and foreign securities, including directly in securities listed on global exchanges and indirectly through ADRs and other depositary receipts. The Fund may invest in securities of issuers located in developed and emerging markets.

The Fund may invest in publicly traded and privately issued securities. The Adviser may invest in private companies that it believes are positioned to benefit from, contribute to, or participate in the growth of the AI ecosystem, including companies that are preparing for a public offering as well as earlier-stage companies. The Fund may invest up to 15% of its net assets in privately issued securities.

The Fund will concentrate its investment exposure (i.e., hold more than 25% of its assets) in the following industries: Interactive Media & Services, Telecommunication Services, and Semiconductors. As of July 31, 2026 , the Index has significant exposure to the Communication Services and Information Technology sectors, representing approximately 75.0% and 25% of the portfolio, respectively.

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Direct/Synthetic Investments

The Fund may obtain investment exposure either directly through ownership of securities or indirectly (synthetically) through derivatives, including options and swap agreements. The Fund may utilize derivatives to obtain exposure to companies included in the Index, companies not included in the Index, baskets of securities, or other investments that the Adviser believes will help the Fund achieve its investment objective. The Fund may also utilize derivatives to manage risk, facilitate portfolio management, or enhance investment flexibility.

The Fund may utilize listed options to achieve synthetic exposure to portfolio investments. The Fund may employ short-dated, in-the-money call options and other option strategies designed to provide investment exposure similar to direct ownership of underlying securities. A “short-dated, in-the-money call option” is a call option with a relatively short period remaining before expiration and an exercise price below the current market price of the underlying security. Because such an option has intrinsic value and generally changes in value as the underlying security changes in value, purchasing the option can provide the Fund with economic exposure similar to direct ownership of the underlying security. The Fund may also use swaps designed to provide economic exposure to a publicly traded MANGOS company. Any option or swap included in the Fund’s 80% basket will be used to provide economic exposure to, or have economic characteristics similar to, the securities of the applicable MANGOS company. These strategies may be used in response to market conditions, liquidity constraints, tax considerations, or other factors that may affect the availability or pricing of direct investments or swap agreements.

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements may provide exposure to individual securities, baskets of securities, or other investments selected by the Adviser. Through each swap agreement, the Fund and the financial institution agree to exchange returns (or differentials in returns) based on the performance of a reference asset or notional amount. Swap agreements may have durations ranging from one day to more than one year.

Collateral

The Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

MANGOS Companies

Meta Platforms, Inc. (NASDAQ: META) operates social media and messaging platforms, including Facebook, Instagram, WhatsApp, and Messenger, and develops virtual and augmented reality technologies and related hardware. Meta is headquartered in Menlo Park, California.

Anthropic PBC is an AI safety company that develops and deploys large language models and frontier AI systems, including the Claude family of AI assistants. Anthropic is headquartered in San Francisco, California. As of the date of this Prospectus, Anthropic is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when Anthropic’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

NVIDIA Corporation (NASDAQ: NVDA) designs and supplies graphics processing units (GPUs), data center accelerators, networking solutions, and related hardware and software for gaming, professional visualization, data centers, automotive, and artificial intelligence markets. NVIDIA is headquartered in Santa Clara, California.

Alphabet Inc. (NASDAQ: GOOGL) operates internet products and platforms, including Google Search, YouTube, Google Cloud, and related advertising and technology businesses, and invests in emerging technologies including autonomous vehicles, quantum computing, and artificial intelligence. Alphabet is headquartered in Mountain View, California.

OpenAI, Inc. develops and deploys artificial intelligence systems, including large language models and the ChatGPT platform, and conducts frontier AI research. OpenAI is headquartered in San Francisco, California. As of the date of this Prospectus, OpenAI is not publicly traded and does not file periodic reports under the Securities Exchange Act of 1934. If and when OpenAI’s securities become publicly listed, the Fund will disclose the applicable trading market and ticker symbol.

Space Exploration Technologies Corp. (NASDAQ: SPCX) designs, manufactures, and launches advanced rockets and spacecraft, operates the Starlink satellite internet constellation, and provides commercial launch services. SpaceX is headquartered in Hawthorne, California.

Each publicly listed MANGOS Company is subject to the reporting requirements of the Securities Exchange Act of 1934 and files annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K with the U.S. Securities and Exchange Commission. These reports, including audited financial statements, are publicly available at www.sec.gov. Investors can locate information provided to or filed with the Commission by each publicly listed MANGOS Company, including financial statements, at www.sec.gov.

NONE OF THE FUND, TIDAL TRUST II, THE ADVISER, OR THE INDEX PROVIDER IS AFFILIATED, CONNECTED, OR ASSOCIATED WITH ANY PORTFOLIO COMPANY INCLUDED IN THE FUND OR THE INDEX.

The Fund was not developed, created, sponsored, endorsed, approved, or promoted by any portfolio company whose securities may be held by the Fund or included in the Index. No such company participated in the development of the Fund, its investment objective, investment strategy, Index methodology, portfolio construction process, or the selection of portfolio holdings. No such company has reviewed, approved, or endorsed the Fund, its offering materials, or any disclosures relating to the Fund.

No portfolio company provides any assurance, guarantee, representation, or warranty regarding the Fund, the Index, or the performance of either. Nothing herein shall be construed as an offer, solicitation, recommendation, or endorsement of any security, product, or service by any portfolio company.

An investment in the Fund is not an investment in, or deposit with, any portfolio company. The inclusion of a company’s securities in the Fund or the Index does not imply any sponsorship, endorsement, recommendation, or affiliation by that company. All trademarks, service marks, trade names, and other intellectual property rights are the property of their respective owners.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in investments that provide economic exposure to the companies represented by the MANGOS acronym.